Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Summary of future commitments associated with lease obligations

Vermilion had the following future commitments associated with its lease obligations:

	As at
($M)	Dec 31, 2023	Dec 31, 2022
Less than 1 year	24,029	23,588
1 - 3 years	31,077	40,374
3 - 5 years	4,591	16,246
After 5 years	2	177
Total lease payments	59,699	80,385
Amounts representing interest	(5,630)	(9,392)
Present value of net lease payments	54,069	70,993
Current portion of lease obligations	(21,068)	(19,486)
Non-current portion of lease obligations	33,001	51,507

Total cash outflow	21,002	25,422
Interest on lease liabilities	3,908	4,254